Share Based Payment - Schedule of Compound Restricted Share Units (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 shares
Share Based Payment - Schedule of Compound Restricted Share Units (Details) [Line Items]
Grant Date	December 6, 2025
Vesting Date	50%: December 6, 202650%: December 6, 2027
Number of units granted	323,777,000